UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY
                         -------------------------------

Investment Company Act file number  811-5896

                               Scudder Target Fund
                               -------------------
               (Exact name of registrant as specified in charter)


                            222 South Riverside Plaza
                                Chicago, IL 60606
                                -----------------
               (Address of principal executive offices) (Zip code)


                                  Paul Schubert
                                 345 Park Avenue
                               New York, NY 10154
                               ------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190
                                                     --------------

Date of fiscal year end:  07/31
                          -----

Date of reporting period: 4/30/05
                         --------

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS

Scudder Target 2012 Fund
Investment Portfolio as of April 30, 2005 (Unaudited)
----------------------------------------------------------------------------------------------------------------

                                                                                       Shares          Value ($)
                                                                                --------------------------------
Common Stocks 32.0%
Consumer Discretionary 3.4%
Hotels Restaurants & Leisure 0.1%
McDonald's Corp.                                                                        2,750            80,602
                                                                                                     ----------
Household Durables 0.3%
Harman International Industries, Inc.                                                   2,640           207,451
                                                                                                     ----------
Media 1.1%
Clear Channel Communications, Inc.                                                      3,990           127,441
Time Warner, Inc.*                                                                     26,500           445,465
Viacom, Inc. "B"                                                                        6,420           222,260
                                                                                                     ----------
                                                                                                        795,166

Multiline Retail 1.5%
Dollar General Corp.                                                                    7,700           156,695
Federated Department Stores, Inc.                                                       9,380           539,350
J.C. Penney Co., Inc.                                                                   8,860           420,053
                                                                                                     ----------
                                                                                                      1,116,098

Specialty Retail 0.4%
Sherwin-Williams Co.                                                                    1,730            77,106
Staples, Inc.                                                                           6,480           123,574
Urban Outfitters, Inc.*                                                                 2,590           114,737
                                                                                                     ----------
                                                                                                        315,417

Consumer Staples 3.1%
Beverages 1.1%
Brown-Forman Corp. "B"                                                                  2,580           143,190
Coca-Cola Co.                                                                           7,410           321,890
PepsiCo, Inc.                                                                           5,400           300,456
                                                                                                     ----------
                                                                                                        765,536

Food & Staples Retailing 0.3%
Safeway, Inc.*                                                                         10,900           232,061
                                                                                                     ----------
Food Products 0.6%
General Mills, Inc.                                                                     9,560           472,264
                                                                                                     ----------
Household Products 0.9%
Procter & Gamble Co.                                                                   12,360           669,294
                                                                                                     ----------
Personal Products 0.2%
Avon Products, Inc.                                                                     2,870           115,030
                                                                                                     ----------
Energy 2.7%
Oil, Gas & Consumable Fuels
Amerada Hess Corp.                                                                      4,430           414,869
Burlington Resources, Inc.                                                              1,790            87,012
ChevronTexaco Corp.                                                                     7,920           411,840
ConocoPhillips                                                                          1,810           189,779
Devon Energy Corp.                                                                      2,600           117,442
ExxonMobil Corp.                                                                       12,944           738,196
                                                                                                     ----------
                                                                                                      1,959,138

Financials 7.0%
Banks 2.0%
Bank of America Corp.                                                                  21,520           969,261
US Bancorp.                                                                             2,820            78,678
Wachovia Corp.                                                                          7,300           373,614
Zions Bancorp.                                                                          1,070            74,932
                                                                                                     ----------
                                                                                                      1,496,485

Capital Markets 2.2%
Lehman Brothers Holdings, Inc.                                                          8,320           763,110
Morgan Stanley                                                                          2,700           142,074
The Goldman Sachs Group, Inc.                                                           6,620           706,950
                                                                                                     ----------
                                                                                                      1,612,134

Consumer Finance 0.6%
MBNA Corp.                                                                             23,440           462,940
                                                                                                     ----------
Diversified Financial Services 0.9%
CIT Group, Inc.                                                                         7,630           307,336
Citigroup, Inc.                                                                         3,653           171,545
JPMorgan Chase & Co.                                                                    4,550           161,480
                                                                                                     ----------
                                                                                                        640,361

Insurance 1.3%
Allstate Corp.                                                                         11,720           658,195
Hartford Financial Services Group, Inc.                                                 2,800           202,636
Prudential Financial, Inc.                                                              1,410            80,581
                                                                                                     ----------
                                                                                                        941,412

Health Care 4.2%
Biotechnology 0.7%
Amgen, Inc.*                                                                            1,400            81,494
Charles River Laboratories International, Inc.*                                         1,780            84,319
Genzyme Corp.*                                                                          2,700           158,247
Invitrogen Corp.*                                                                       2,380           174,382
                                                                                                     ----------
                                                                                                        498,442

Health Care Equipment & Supplies 0.4%
Fisher Scientific International, Inc.*                                                  5,380           319,464
                                                                                                     ----------
Health Care Providers & Services 1.5%
Caremark Rx, Inc.*                                                                     11,440           458,172
Coventry Health Care, Inc.*                                                             4,050           277,141
UnitedHealth Group, Inc.                                                                1,680           158,777
WellPoint, Inc.*                                                                        1,290           164,798
                                                                                                     ----------
                                                                                                      1,058,888

Pharmaceuticals 1.6%
Allergan, Inc.                                                                          2,800           197,092
Johnson & Johnson                                                                      14,458           992,253
                                                                                                     ----------
                                                                                                      1,189,345

Industrials 3.5%
Aerospace & Defense 1.4%
Goodrich Corp.                                                                          3,680           148,304
Honeywell International, Inc.                                                           4,540           162,350
Lockheed Martin Corp.                                                                   5,770           351,682
Northrop Grumman Corp.                                                                  4,580           251,167
United Technologies Corp.                                                               1,080           109,858
                                                                                                     ----------
                                                                                                      1,023,361

Commercial Services & Supplies 0.3%
Waste Management, Inc.                                                                  6,990           199,145
                                                                                                     ----------
Industrial Conglomerates 1.1%
3M Co.                                                                                  1,000            76,470
General Electric Co.                                                                   20,800           752,960
                                                                                                     ----------
                                                                                                        829,430

Machinery 0.7%
Deere & Co.                                                                             1,840           115,074
Parker-Hannifin Corp.                                                                   6,590           395,004
                                                                                                     ----------
                                                                                                        510,078

Information Technology 5.0%
Communications Equipment 0.7%
Cisco Systems, Inc.*                                                                    5,090            87,955
Motorola, Inc.                                                                         28,120           431,361
                                                                                                     ----------
                                                                                                        519,316

Computers & Peripherals 1.4%
Dell, Inc.*                                                                             3,330           115,984
EMC Corp.*                                                                             36,640           480,716
International Business Machines Corp.                                                   5,200           397,176
                                                                                                     ----------
                                                                                                        993,876

Internet Software & Services 0.3%
Google, Inc. "A"*                                                                       1,100           242,000
                                                                                                     ----------
IT Consulting & Services 0.7%
Accenture Ltd. "A"*                                                                     8,000           173,600
Affiliated Computer Services, Inc. "A"*                                                 6,700           319,389
                                                                                                     ----------
                                                                                                        492,989

Semiconductors & Semiconductor Equipment 0.5%
Altera Corp.*                                                                           4,530            93,907
Applied Materials, Inc.*                                                                8,520           126,692
Broadcom Corp. "A"*                                                                     4,460           133,399
                                                                                                     ----------
                                                                                                        353,998

Software 1.4%
Microsoft Corp.                                                                         7,770           196,581
Oracle Corp.*                                                                          64,310           743,424
Symantec Corp.*                                                                         5,590           104,980
                                                                                                     ----------
                                                                                                      1,044,985

Materials 0.9%
Chemicals 0.6%
Dow Chemical Co.                                                                        5,150           236,539
PPG Industries, Inc.                                                                    2,770           187,114
                                                                                                     ----------
                                                                                                        423,653

Paper & Forest Products 0.3%
Georgia-Pacific Corp.                                                                   6,510           223,098
                                                                                                     ----------
Telecommunication Services 1.1%
Diversified Telecommunication Services
ALLTEL Corp.                                                                            4,240           241,511
Sprint Corp.                                                                           17,770           395,560
Verizon Communications, Inc.                                                            5,600           200,480
                                                                                                     ----------
                                                                                                        837,551

Utilities 1.1%
Electric Utilities 0.8%
Edison International                                                                    3,680           133,584
Exelon Corp.                                                                            3,820           189,090
PG&E Corp.                                                                              8,180           284,010
                                                                                                     ----------
                                                                                                        606,684

Independent Power Producer & Energy Traders 0.3%
Constellation Energy Group                                                              3,550           186,588
                                                                                                     ----------

Total Common Stocks (Cost $20,715,378)                                                               23,434,280
                                                                                                     ----------

                                                                                    Principal
                                                                                    Amount ($)         Value ($)
                                                                                    ----------         ---------

US Government Backed 68.3%
US Treasury STRIPs, Principal Only, 4.094%**, 2/15/2012
(Cost $46,168,476)                                                                 65,945,000        50,069,071
                                                                                                     ----------

                                                                                         % of
                                                                                       Net Assets      Value ($)
                                                                                       ----------      ---------

Total Investment Portfolio  (Cost $66,883,854)                                          100.3        73,503,351
Other Assets and Liabilities, Net                                                        -0.3          -238,739
                                                                                                     ----------
Net Assets                                                                              100.0        73,264,612
                                                                                                     ==========

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.

** Bond equivalent yield to maturity; not a coupon rate.

STRIPS:  Separate Trading of Registered Interest and Principal Securities.

Principal Only (PO) bonds represent the "principal only" portion of payments on a pool of underlying mortgages or mortgage-backed securities.

At April 30, 2005, open written options were as follows:

Written Options         Number of Options       Expiration       Strike Price     Value ($)
                                                    Date
-------------------------------------------------------------------------------------------
Call Options
-------------------------------------------------------------------------------------------
Safeway Inc.                  27                  5/1/2005          22.5 675
-------------------------------------------------------------------------------------------
Total Outstanding written options (Premiums received $697)                           675
-------------------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:                         Scudder Target 2012 Fund


By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:                         Scudder Target 2012 Fund

By:                                 /s/Julian Sluyters
                                    ----------------------------
                                    Julian Sluyters
                                    Chief Executive Officer

Date:                               June 23, 2005



By:                                 /s/Paul Schubert
                                    ----------------------------
                                    Paul Schubert
                                    Chief Financial Officer

Date:                               June 23, 2005